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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Breeden Capital Management LLC
Address:    100 Northfield Street
            Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Breeden
Title:  Chairman
Phone:  (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden         Greenwich, CT              May 15, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $60,691
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                   FOR CALENDAR QUARTER ENDED MARCH 31, 2013

                                         Value (x  Shrs or  SH/ Put/ Investment  Other
Name of Issuer  Title of Class   CUSIP    $1000)   prn amt  PRN Call Discretion Managers Voting Authority
--------------  -------------- --------- -------- --------- --- ---- ---------- -------- ----------------
                                                                                           Sole    Shared None
                                                                                         --------- ------ ----
FLOWSERVE CORP       COM       34354P105   6,708     40,000 SH          SOLE                40,000

HELMERICH &
  PAYNE INC          COM       423452101   6,431    105,951 SH          SOLE               105,951

STERIS CORP          COM       859152100  46,985  1,129,180 SH          SOLE             1,129,180

ZALE CORP NEW        COM       988858106     566    143,968 SH          SOLE               143,968